John Hancock International Core Fund

Summary prospectus 7/1/16

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I, and Class R suite) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 7/1/16, and most recent financial highlights information included in the shareholder report, dated 2/29/16, are incorporated by reference into this summary prospectus.

TICKERS

A: GIDEX	B: GOCBX	C: GOCCX	I: GOCIX	R1: GOCRX	R2: JICGX	R3: JICHX	R4: JICFX	R5: JICWX	R6: JICEX

Investment objective

To seek high total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 25 to 27 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		B	C	I	R1	R2		R3		R4		R5		R6
Management fee	0.87		0.87	0.87	0.87	0.87	0.87		0.87		0.87		0.87		0.87
Distribution and service (Rule 12b-1) fees	0.30		1.00	1.00	0.00	0.50	0.25		0.50		0.25		0.00		0.00
Other expenses [1]
Service plan fee	0.00		0.00	0.00	0.00	0.25	0.25	[2]	0.15	[2]	0.10		0.05	[2]	0.00
Additional other expenses	0.22		0.22	0.22	0.20	0.11	0.11		0.11		0.11		0.11		0.11
Total other expenses	0.22		0.22	0.22	0.20	0.36	0.36		0.26		0.21		0.16		0.11
Total annual fund operating expenses	1.39		2.09	2.09	1.07	1.73	1.48		1.63		1.33		1.03		0.98
Contractual expense reimbursement	–0.01	[3]	0.00	0.00	0.00	0.00	0.00		0.00		–0.10	[4]	0.00		–0.02	[3]
Total annual fund operating expenses after expense reimbursements	1.38		2.09	2.09	1.07	1.73	1.48		1.63		1.23		1.03		0.96

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Service plan fee" has been restated to reflect maximum allowable fees.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of Class A shares exceed 1.38% of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock International Core Fund

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	633	712	212	312	212	109	176	151	166	125	105	98
3 years	917	955	655	655	655	340	545	468	514	412	328	310
5 years	1,222	1,324	1,124	1,124	1,124	590	939	808	887	719	569	540
10 years	2,084	2,242	2,242	2,421	2,421	1,306	2,041	1,768	1,933	1,593	1,259	1,200

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal investment strategies

The manager seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the manager believes will provide a higher return than the MSCI EAFE Index. Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The manager determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy. The manager does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark. In selecting securities for the fund, the manager uses a combination of investment methods to identify securities that the manager believes have positive return potential relative to other securities in the fund's investment universe. The manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process, and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the manager may use exchange-traded and over-the-counter derivatives. The manager also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

John Hancock International Core Fund

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class R1 shares of the fund commenced operations on June 12, 2006; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; Class R6 shares commenced operations on September 1, 2011; and Class R2 shares commenced operations on March 1, 2012. Class III shares of GMO International Disciplined Equity Fund (the predecessor fund) commenced operations on September 16, 2005. Returns prior to the commencement date of Class A, Class B, Class C, Class I, and Class R1 shares are those of the predecessor fund's Class III shares that have been recalculated to apply the gross fees and expenses of Class A, Class B, Class C, Class I, and Class R1 shares, as applicable. Returns prior to the commencement date of Class R2, Class R3, Class R4, Class R5, and Class R6 shares are those of the predecessor fund's Class III shares (through June 12, 2006) and the fund's Class A shares (after June 12, 2006) that, in each case, have been recalculated to apply the gross fees and expenses of Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable. Returns for Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.29%.
Best quarter: Q2 '09, 20.69%
Worst quarter: Q3 '11, –19.65%

John Hancock International Core Fund

Average annual total returns (%)—as of 12/31/15	1 year	5 year	10 year
Class A before tax	–9.74	1.31	1.43
after tax on distributions	–10.00	0.82	0.73
after tax on distributions, with sale	–5.12	1.12	1.22
Class B	–10.39	1.20	1.20
Class C	–6.61	1.58	1.21
Class I	–4.67	2.74	2.39
Class R1	–5.35	1.98	1.65
Class R2	–5.12	1.94	1.13
Class R3	–5.25	2.08	–2.34
Class R4	–4.91	2.45	–2.02
Class R5	–4.69	2.69	–1.75
Class R6	–4.55	2.83	2.54
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.39	4.07	3.50

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio management

Neil Constable, Ph.D. Head of the Global Equity Team Managed the fund since 2015

Purchase and sale of fund shares

Effective as of the close of business on July 28, 2016, the fund will not accept orders from new investors to purchase shares of the fund. However, discretionary fee-based advisory programs which include the fund as an investment option as of the close of business on July 28, 2016, may continue to make the fund's shares available to new and existing accounts. The fund will remain open to purchases and redemptions from existing shareholders until on or about November 4, 2016.

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans or certain fee-based or wrap accounts. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I and Class R6). Class R1, Class R2, Class R3, Class R4, and Class R5 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2016 JOHN HANCOCK FUNDS, LLC 660SP 7/1/16 SEC file number: 811-21777